Other Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Line Items]
Available-for-sale equity shares of JYT held by JXLDK	8
Equity shares in JYT as a percentage of JYT's total equity interests	1.00%
Equity shares restricted for sale period	36 months
Unrealized gain (loss), net of tax (expense) benefit	$ (3,368)	$ 6,653	$ 0
Unrealized gain (loss), tax (expense) benefit	1,122	(2,218)
Impairment loss on intangible assets	25,255	0	0
Available-for-sale Securities
Other Assets [Line Items]
Discount adjustment to reflect sale restriction	25.00%
Carrying amount
Other Assets [Line Items]
Available-for-sale equity security of JYT	5,775	10,265
Fair value
Other Assets [Line Items]
Available-for-sale equity security of JYT	$ 5,775	$ 10,265